UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
EXPENSES:
Voyage expenses	$ 747,043	$ 410,169
General and administrative expenses	1,574,630	756,423
Gain on sale of vessel	6,206,743	0
Related Party [Member]
EXPENSES:
Voyage expenses	245,934	116,068
General and administrative expenses	410,480	222,185
Gain on sale of vessel	$ 128,000	$ 0